Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (9,939)	$ (10,628)	$ (9,891)
Adjustments to reconcile net loss to net cash used in operating activities:
Convertible loan interest accrued	12	12	12
Convertible loan interest paid as equity	21
Shares issued in lieu of fees	55
Share based payment - options	672	539	1,257
Cancellation of options		(135)
Share based payment - warrants	171	294	121
Net (increase)/decrease in operating assets/other receivables	(180)	54	121
Net increase/(decrease) in operating liabilities /other liabilities	2,123	2,304	1,174
Depreciation	16	13	11
Loss on foreign exchange	(296)	45	214
Lease adjustment	3	(31)	55
Cash inflow from taxation	2,791
Net cash used in operating activities	(4,551)	(7,533)	(6,926)
CASH FLOWS FROM INVESTING ACTIVITIES
PPE		(1)	(48)
Acquisition of other investments			(294)
Net cash used in investing activities		(1)	(342)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	9,917	1,542	614
Proceeds from issuance of convertible loan notes			961
Proceeds from issuance of warrants	1,509
Fundraising cost	(1,385)
Net cash provided by financing activities	10,041	1,542	1,575
Net increase/(decrease) in cash and cash equivalents	5,490	(5,992)	(5,693)
Cash and cash equivalent, beginning of period	64	5,802	13,128
Exchange difference	(249)	254	(1,633)
Cash and cash equivalent, end of period	$ 5,304	$ 64	$ 5,802